Income Tax: (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Net operating loss carry forwards	$ 35,964,366	$ 46,962,497
Property, Plant and Equipment	3,227,745	3,227,610
Capital loss carry forwards	1,478,385	15,411
Other Deferred tax assets	204,209	330,882
Total deferred tax assets	40,874,705	50,536,400
Valuation allowance	(40,662,538)	(50,536,400)
Net deferred tax asset	212,167	0
Deferred income tax liabilities
Cash held in trust	(18,614,650)	0
Net deferred tax liability	$ (18,402,483)	$ 0